Disaggregated Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information to the Statements of Operations [Abstract]
Schedule of revenues in financial statements
	Year ended December 31,
	2022	2021	2020

Spain	$355,274	$78,960	$106,376
Israel	145,472	129,976	281,174
United states	43,614	194,489	264,739
Germany	8,548	83,317	55,131
Holland	384	3,752	9,676
Austria	839	6,144	4,775
Other	49,408	72,066	39,448

	$603,359	$568,704	$761,319